SCHEDULE OF REVENUE DISAGGREGATED BY PRODUCT TYPE AND GEOGRAPHIC AREAS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 100,220	$ 665,623
TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	64,611	510,923
NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	35,609	154,700
Crude Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	100,220	656,620
Crude Oil [Member] | TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	64,611	501,920
Crude Oil [Member] | NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	35,609	154,700
Natural Gas [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		9,003
Natural Gas [Member] | TEXAS
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		9,003
Natural Gas [Member] | NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers